Note 7 - Restructuring Costs	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
7.	Restructuring costs

	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Corporate restructuring – workforce reduction	-	102	734	-
Corporate restructuring – professional fees	518	1,776	566	-
Corporate restructuring – terminated projects	7	139	573	-
Total	525	2,017	1,873	-

Restructuring costs by nature are
one
-time incurrences, and therefore, do
not
represent normal trading activities of the business. These costs are disclosed separately in order to draw them to the attention of the reader of the financial information and enable comparability in future periods.

During a prior fiscal period, the Board undertook a strategic restructuring of our business to align operations, personnel, and business development activities to focus on a fewer number of areas of activity. Associated with this restructuring was the departure of a number of employees and contractors from the business. The workforce reduction cost represents the total salary, benefit, severance, and contract costs paid in the year or accruing to these individuals in the future for which no
services will be rendered to the Company. Professional fees represent legal fees incurred to resolve certain disputes related to some of these separations in both the current and prior year. Terminated projects are the costs incurred related to solar business development activities in Asia for which the decision was made not
to proceed for economic reasons.